Trade and Other Payables	12 Months Ended
Mar. 31, 2026
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
12	TRADE AND OTHER PAYABLES

	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Trade payables – third parties	3,290	5,826
Other payables – third parties	506	664
Other tax payable	46	47
VAT payable	148	87
Accruals	1,403	1,043
Total trade and other payables	5,393	7,667

Trade payables are non-interest bearing and the normal credit terms granted to the Company ranged from 30 to 60 days (March 31, 2025: 30 to 60 days) from the date of invoice.

Other payables consist of payable to a third party and advance payments. Both account balance are expected to be paid or satisfy the performance within the next 12 months and interest free.

Accruals consist mainly of accrued commission charged, accrued service fees and provisions for staff severance.

Information of financial risks of the trade and other payables were disclosed in Note 28 to the financial statements.